OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

January 27, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Master Event-Linked Bond Fund, LLC
Amendment No. 12 under the Investment Company Act
File No. 811-22207

To the Securities and Exchange Commission:

On behalf of Oppenheimer Master Event-Linked Bond Fund, LLC (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), including the exhibits thereto, which amendment constitutes Amendment No. 12 to the Registration Statement under the Investment Company Act (the "Amendment").

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Vice President & Senior Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Very truly yours,

/s/ Amy Shapiro
Amy Shapiro
Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Ropes & Gray LLP
Taylor V. Edwards, Esq.
Gloria LaFond